Income tax and tax loss carryforwards, Components of deferred tax liability (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Components of deferred tax liability [Abstract]
Concession rights and property, vessels and equipment	$ (580,703)	$ (619,651)
Portion of tax loss carryforwards for subsequent years	308,380	279,334
Inventories and provisions - net	45,520	65,091
Total deferred tax liability	$ (226,803)	$ (275,226)